Summary of Significant Accounting Policies - Summary of Consolidated Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SPIL (B.V.I.) Holding Limited [member]
Disclosure of subsidiaries [line items]
Name of investor	The Company
Main operating activities	Investment activities
% of ownership held by the named investors	100.00%	100.00%
Siliconware Investment Co., Ltd [member]
Disclosure of subsidiaries [line items]
Name of investor	The Company
Main operating activities	Investment activities
% of ownership held by the named investors	100.00%	100.00%
Siliconware USA, Inc. [member]
Disclosure of subsidiaries [line items]
Name of investor	SPIL (B.V.I.) Holding Limited
Main operating activities	Communications and relationship maintenance with companies headquartered in North America
% of ownership held by the named investors	100.00%	100.00%
SPIL (Cayman) Holding Limited [member]
Disclosure of subsidiaries [line items]
Name of investor	SPIL (B.V.I.) Holding Limited
Main operating activities	Investment activities
% of ownership held by the named investors	100.00%	100.00%
Siliconware Technology (Suzhou) Limited [member]
Disclosure of subsidiaries [line items]
Name of investor	SPIL (Cayman) Holding Limited
Main operating activities	Assembly and testing services
% of ownership held by the named investors	100.00%	100.00%
Siliconware Electronics (Fujian) Co., Limited [member]
Disclosure of subsidiaries [line items]
Name of investor	SPIL (Cayman) Holding Limited
Main operating activities	Assembly and testing services
% of ownership held by the named investors	100.00%	0.00%